Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables (net of loss allowance)	£ 6,487	£ 7,055
Unbilled costs	238	273
VAT and sales taxes recoverable	323	371
Prepayments	221	239
Fair value of derivatives	1	1
Other receivables	452	521
Trade and other receivables	£ 7,722	£ 8,460